GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill

The following table presents changes in goodwill:

	December 31,
	2013	2014
Goodwill at the beginning of the year	77,782,117	96,255,546
Additions due to acquisition	18,473,429	90,590,680
Impairment of goodwill	-	(5,524,213)
Goodwill at the end of the year	96,255,546	181,322,013

Schedule of Acquired Indefinite-lived Intangible Assets

Intangible assets with indefinite lives from acquisitions consisted of the following:

	December 31,
	2013	2014
Trade name	1,740,000	-
Less: charges related to intangible assets	(1,740,000)	-
Total intangible assets with indefinite lives, net	-	-

Schedule of Acquired Finite-lived Intangible Assets

Intangible assets with definite lives from acquisitions consisted of the followings:

	December 31,
	2013	2014
Customer lists	9,191,240	9,191,240
Trade names	9,776,912	86,466,912
Copyrights	192,000	192,000
Internet domain names	3,903,650	3,903,650
Self-developed software	4,828,942	4,828,942
Others	-	101,300
Less: accumulated amortization	(10,972,032)	(19,380,870)
charges related to intangible assets	(554,567)	(554,567)
Total intangible assets with definite lives, net	16,366,145	84,748,607

Useful lives of intangible assets with definite lives, in years	3-5	3-5

Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired
The annual estimated amortization expense of the acquired intangible assets for each of the next five years is as follows:
Amortization
2015	20,976,480
2016	18,454,415
2017	16,572,012
2018	15,912,230
2019	12,833,470
Total	84,748,607